Taxation (Details)	12 Months Ended
	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)
Taxation [Line Items]
Tax rate	(1.20%)	(0.90%)
Excess taxable income (in Dirhams) | د.إ	د.إ 375,000
Tax qualifying income	0.00%
Accrue interest or penalties related to uncertain tax positions | $
United Arab Emirates [Member]
Taxation [Line Items]
Tax rate	9.00%